Exhibit 99.1

CRVNA 2021-N2 Servicer Report

Distribution Date:	10/12/2021
Collection Period:	9/1/2021	Through	9/30/2021
Accrual Period:	9/10/2021	Through	10/11/2021

	Principal Balance Rollforward of Receivables and Additonal Collection Activity

										Unit	Principal
		Principal								Reconciliation	Reconciliation
(1)			Beginning Pool Balance						(1)	20,008	367,896,224.04
(2)			Collateral Pledged (Subsequent Receivables Acquired in Collection Period)						(2)	0	0.00
(3)			Collateral Takeout & Unwinds						(3)	29	580,236.58
(4)			Principal Collections						(4)
(5)				Total collections allocable to principal & Units Paid in Full					(5)	300	8,673,197.24
(6)				Purchased Receivables & receivables purchased pursuant to section 6.1					(6)	0	0.00
(7)			Charged-Off Losses (Gross)						(7)
(8)				Charged-off Losses (system current period)					(8)	106	1,405,121.49

(9)			Ending Pool Balance						(9)	19,573	357,237,668.73

		Interest, Fees and Recoveries
(10)			Collections allocable to interest						(10)		5,666,778.18
(11)			Collections from Recoveries (prior charge-offs)						(11)		346,878.80
(12)			All other amounts and fees received and not allocable to principal						(12)		31,465.38

(13)			Total non-Principal Collections						(13)		6,045,122.36

(14)		Original Pool Balance as of Cutoff Date							(14)		400,000,003.48
(15)		The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}							(15)		89.31%

	Overcollateralization & Principal Calculations

(16)		Overcollateralization in Dollars								(16)	16,432,932.76
(17)		Overcollateralization Target Amount (Greater of {4.6% * (9)} or {1.5% * (14)}								(17)	16,432,932.76

(18)		Beginning of Period AAA through BB Note Balance {sum of (25:30)}							(18)		350,972,997.73
(19)			Ending Collateral Balance {(9)}						(19)	357,237,668.73
(20)			OC Target Amount {(17)}						(20)	16,432,932.76

(21)			Required ProForma Note Balance						(21)		340,804,735.97

(22)		Excess							(22)		10,168,261.77

(23)		Total amount allocated to principal								(23)	10,168,261.77

		Class	Orig Balance	BOM Note Bal.	Target Subordination %	Target Subordination Amount	Target Balance	Senior Target Balance	Principal Allocated	EOM Note Bal.	Note Factor
(24)		Class A Notes	185,400,000.00	136,372,997.73	69.50%	248,280,179.77	92,524,556.20	0.00	10,168,261.77	126,204,735.97	68.07%
(25)		Class A-1	143,000,000.00	93,972,997.73					10,168,261.77	83,804,735.97	58.60%
(26)		Class A-2	42,400,000.00	42,400,000.00					0.00	42,400,000.00	100.00%
(27)		Class B	53,600,000.00	53,600,000.00	60.25%	215,235,695.41	33,044,484.36	92,524,556.20	0.00	53,600,000.00	100.00%
(28)		Class C	58,200,000.00	58,200,000.00	48.75%	174,153,363.51	41,082,331.90	125,569,040.56	0.00	58,200,000.00	100.00%
(29)		Class D	40,800,000.00	40,800,000.00	43.00%	153,612,197.55	20,541,165.95	166,651,372.46	0.00	40,800,000.00	100.00%
(30)		Class E	62,000,000.00	62,000,000.00	0.00%	0.00	62,000,000.00	187,192,538.41	0.00	62,000,000.00	100.00%

	Reserve Account Reconciliation

	(a)	Reserve Account Rollforward
(31)		Specified Reserve Account Amount {(14) * 1.25%}								(31)	5,000,000.00
(32)		Aggregate Note Balance after all distributions {sum of (25:30)}								(32)	340,804,735.97
(33)		Specified Reserve Amount {Lesser of (31),(32)}								(33)	5,000,000.00

(34)		Beginning of Period Reserve Account Balance								(34)	5,000,000.00
(35)			Amount withdrawn from the Reserve Account							(35)	0.00
(36)			Amount deposited to the Reserve Account							(36)	0.00

(37)		Ending Reserve Account Balance								(37)	5,000,000.00

	Performance Data for the Collection Period

	Loss Data
	(a)	Gross Losses
(38)		Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period								(38)	1,641,019.98
(39)		Gross Charged-Off Receivables losses occurring in current Collection Period {(8)}								(39)	1,405,121.49

(40)		Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period								(40)	3,046,141.47

	(b)	Liquidation Proceeds
(41)		The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period								(41)	341,440.81
(42)		Gross Liquidation Proceeds occurring in the current Collection Period {(11)}								(42)	346,878.80
(43)		Less Liquidation Expenses incurred in the current Collection Period								(43)	(55,298.61)

(44)		The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period								(44)	633,021.00

	(c)	Net Losses
(45)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period								(45)	1,299,579.17
(46)		Net Charged-Off Receivables losses occurring in current Collection Period {(39)-(42)+(43)}								(46)	1,113,541.30

(47)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period								(47)	2,413,120.47

	(d)	Historical Net Loss Data

									Average Principal Balance	Net Loss Amount	Net Loss Percentage
		Net Losses in Third Preceding Collection Period							393,908,355	311,440	0.08%
		Net Losses in Second Preceding Collection Period							383,130,650	327,713	0.09%
		Net Losses in First Preceding Collection Period							373,170,408	660,426	0.18%
		Net Losses in Current Collection Period							362,566,946	1,113,541	0.31%

	Delinquency Data
	(a)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period							Current Collection Period 5

									Delinquency Bucket	No. of Receivables	Principal Balance
(48)								(48)	31-60	1,033	18,649,613.36
(49)								(49)	61-90	309	5,326,813.31
(50)								(50)	91-120	146	2,169,711.85
(51)								(51)	Total Delinquencies	1,488	26,146,138.52
(52)		Receivables greater than 60 days delinquent at end of Collection Period						(52)			2.10%
(53)		Delinquency Trigger Rate (based on Current Collection Period)						(53)			29.00%

	Statistical Data

	(e)	Pool Statistics in the Collection Period							Original	Prev. Month	Current
(54)		Weighted Average APR of the Receivables						(54)	19.19%	19.25%	19.25%
(55)		Weighted Average Remaining Term of the Receivables						(55)	70.00	67.79	66.80
(56)		Weighted Average Original Term of the Receivables						(56)	71.00	71.26	71.26
(57)		Average Principal Balance						(57)	19,113.15	18,387.46	18,251.55
(58)		Net Losses in Period {(46)}						(58)	0.00	660,425.74	1,113,541.30
(59)		Aggregate Realized Losses {(47)}						(59)	0.00	1,299,579.17	2,413,120.47
(60)		Aggregate Realized Loss percentage {(59)/(14)}						(60)	0.00%	0.32%	0.60%
(61)		Number of Receivables at End of Collection Period						(61)	20,928	20,008	19,573

	Extension Data
	(f)	Collection Period Extension Data
(62)		Number of receivables extended in Collection Period (A)								(62)	124
(63)		Principal Balance of receivables extended in Collection Period (B)								(63)	2,416,216.98
(64)		Total number of receivables in Grantor Trust at beginning of Collection Period (C)								(64)	20,008
(65)		Pool Balance as of the beginning of the Collection Period (D)								(65)	367,896,224.04
(66)		Ratio of (A) over (C)								(66)	0.62%
(67)		Ratio of (B) over (D)								(67)	0.66%

	Amounts Deposited into the Collection Account

	Available Principal
(68)	Collections allocable to principal {(5)}						(68)	8,673,197.24
(69)	Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}						(69)	346,878.80
(70)	Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)						(70)	0.00
(71)	Purchase Amount for Collateral Takeout & Unwinds						(71)	677,328.40

(72)	Total Collected Principal						(72)	9,697,404.44

	Collected Interest and Supplemental Servicing Fees
(73)	Collections allocable to interest {(10)}						(73)	5,666,778.18
(74)	Collections allocable to Supplemental Servicing Fees {(12)}						(74)	31,465.38

(75)	Total Collected Interest and Supplemental Servicing Fees						(75)	5,698,243.56

(76)	Excess amount withdrawn from Reserve Account {(35)}						(76)	0.00

(77)	Amount deposited to Collection Account						(77)	15,395,648.00

	Calculation of Interest Distributable Amount

	Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis Rate		Calculated Interest
(78)	Class A-1	93,972,997.73	0	0.32%	30	8.33%		25,059.47
(79)	Class A-2	42,400,000.00	0	0.97%	30	8.33%		34,273.33
(80)	Class B	53,600,000.00	0	0.75%	30	8.33%		33,500.00
(81)	Class C	58,200,000.00	0	1.07%	30	8.33%		51,895.00
(82)	Class D	40,800,000.00	0	1.27%	30	8.33%		43,180.00
(83)	Class E	62,000,000.00	0	2.90%	30	8.33%		149,833.33

Cash Distributions for Activity in Collection Period (Waterfall)

			Pursuant to
			Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
	Total Deposited to Collection Account		15,395,648.00	0.00	-2.0%
	Supplemental Servicing Fees		31,465.38	0.00	13.5%
	Unpaid Supplemental Servicing Fees from prior Distribution Date		0.00	0.00	0.0%
	Servicer Liquidation Reimbursements		55,298.61	0.00	76.7%
	Unpaid Servicer Liquidation Reimbursements from prior Distribution Date		0.00	0.00	0.0%
	Available Funds		15,308,884.01	0.00	-2.2%

1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	2.50%	766,450.47	0.00	-2.8%
	Servicing Fee Payable from Servicing Strip Amount	1.41%	432,278.06	0.00	-2.8%
	Servicing Strip Amount distributed to Class XS Notes	1.09%	334,172.40	0.00	-2.8%
	Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)		0.00	0.00	0.0%
2	Indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Fees due to:
	Indenture Trustee		1,500.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		83.33	0.00	0.0%
	Regulatory Filing Fees		1,950.00	0.00	0.0%
	Collateral Custodian		1,654.81	0.00	-8.2%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
3	Backup Servicer Fee		2,750.00	0.00	0.0%
4	Class A Interest Distributable Amount		59,332.80	0.00	-6.1%
5	First Priority PDA		0.00	0.00	0.0%
6	Class B Interest Distributable Amount		33,500.00	0.00	0.0%
7	Second Priority PDA		0.00	0.00	0.0%
8	Class C Interest Distributable Amount		51,895.00	0.00	0.0%
9	Third Priority PDA		0.00	0.00	0.0%
10	Class D Interest Distributable Amount		43,180.00	0.00	0.0%
11	Fourth Priority PDA		0.00	0.00	0.0%
12	Class E Interest Distributable Amount		149,833.33	0.00	0.0%
13	Fifth Priority PDA		0.00	0.00	0.0%
14	Reserve Account (amount required to fund Reserve Account to required amount)		0.00	0.00	0.0%
15	Regular PDA (other than Class XS Notes)		10,168,261.77	0.00	-29.3%
16	Unpaid indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Unpaid Fees due to:
	Indenture Trustee		0.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		0.00	0.00	0.0%
	Collateral Custodian		0.00	0.00	0.0%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
	Backup Servicer		0.00	0.00	0.0%
17	To holders of the certificates, any remaining amounts		4,028,492.51	0.00	2797.5%